Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 448,744	¥ 474,916
Foreign exchange gains (losses)—net		128,897	21,708
Trading account gains (losses)—net		(851,080)	83,255
Investment gains (losses)—net:
Debt securities		8,057	(317)
Equity securities		(113,461)	135,070
Equity in earnings (losses) of equity method investees—net	[1]	(5,003)	16,541
Gains on disposal of premises and equipment	[1]	1,811	1,988
Other noninterest income	[2],[3]	168,254	29,234
Total noninterest income		(213,781)	762,395
Foreign Exchange
Disaggregation of Revenue [Line Items]
Foreign exchange gains (losses)—net	[1]	128,897	21,708
Trading Account Gains
Disaggregation of Revenue [Line Items]
Trading account gains (losses)—net	[2]	(851,080)	83,255
Debt securities
Investment gains (losses)—net:
Debt securities	[1]	8,057	(317)
Equity securities
Investment gains (losses)—net:
Equity securities	[1]	(113,461)	135,070
Securities related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	74,804	89,387
Deposits related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	7,769	7,569
Lending related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[2],[5]	79,811	78,053
Remittance business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	52,410	54,576
Investment advisory, management and administrative service
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	55,508	60,596
Fiduciary and trust
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	57,395	66,393
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	18,399	18,573
Guarantee-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[1]	20,680	16,781
Financial service, other
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	81,968	82,988
Financial service
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 448,744	¥ 474,916

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[3]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.
[4]	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
[5]	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.